UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, STATED.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2009
                                                   -----------------

Check here if Amendment [   ];               Amendment Number: _____

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Ecofin Limited
             ----------------------------------
Address:     15 Buckingham Street
             ----------------------------------
             London WC2N 6DU, United Kingdom
             ----------------------------------

Form 13F File Number:     028-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           ------------------------
Title:     Chairman
           ------------------------
Phone:     +44 (0)20 7451 2941
           ------------------------

Signature, Place, and Date of Signing:

           /s/ John Murray     London, United Kingdom     July 31, 2009
           ---------------     ----------------------     ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          0
                                            -----------

Form 13F Information Table Entry Total:     38
                                            -----------

Form 13F Information Table Value Total:     $487,796
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name

------            -------------------------


                                                                                     Invest-
                                Title                                                 ment    Other          Voting Authority
                                 Of                  Value     Shares /  Sh /  Put/  Discre-  Mana-  ------------------------------
Security                        Class     CUSIP    (x$1,000)   Prn Amt   Prn   Call   tion    gers         Sole        Shared  None
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ------------------------------
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ALLEGHENY ENERGY INC           COM      017361106    10,320     402,332   SH           Sole                   402,332
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
AMERICAN ELECTRIC POWER        COM       25537101    28,787     996,442   SH           Sole                   996,442
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CHENIERE ENERGY INC            COM      16411Q101     7,512   2,555,225   SH           Sole                 2,555,225
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CMS ENERGY CORP                COM      125896100    21,727   1,798,600   SH           Sole                 1,798,600
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
COMVERGE                       COM      205859101     1,620     133,887   SH           Sole                   133,887
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EDISON INTERNATIONAL           COM      281020107    19,943     633,925   SH           Sole                   633,925
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EL PASO CORP                   COM      28336L109    13,067   1,415,688   SH           Sole                 1,415,688
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EL PASO ELECTRIC CO            COM NEW  283677854     1,604     114,900   SH           Sole                   114,900
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ENTERGY CORP                   COM      29364G103    21,025     271,216   SH           Sole                   271,216
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EXELON CORP                    COM      30161N101    42,152     823,119   SH           Sole                   823,119
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FIRST SOLAR INC                COM      336433107     1,476       9,100   SH           Sole                     9,100
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FPL GROUP INC                  COM      302571104     7,410     130,316   SH           Sole                   130,316
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ITC HOLDINGS CORP              COM      465685105    69,666   1,535,847   SH           Sole                 1,535,847
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
MCDERMOT INTL INC              COM      580037109     7,076     348,398   SH           Sole                   348,398
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
MIRANT CORP                    COM      60467R100     6,417     407,678   SH           Sole                   407,678
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NEW JERSEY RESOURCES CORP      COM      646025106       742      20,029   SH           Sole                    20,029
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NORTHEAST UTILITIES            COM      664397106    14,668     657,472   SH           Sole                   657,472
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NRG ENERGY INC                 COM NEW  629377508    21,470     827,051   SH           Sole                   827,051
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NV ENERGY INC                  COM      67073Y106     9,973     924,308   SH           Sole                   924,308
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ONEOK INC                      COM      682680103     1,828      61,976   SH           Sole                    61,976
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
P G AND E CORP                 COM      69331C108    32,562     847,084   SH           Sole                   847,084
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PINNACLE WEST CAPITAL          COM      723484101     7,188     238,402   SH           Sole                   238,402
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PORTLAND GENERAL ELECTRIC CO   COM NEW  736508847    14,208     729,368   SH           Sole                   729,368
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PROGRESS ENERGY INC            COM      743263105     9,223     243,804   SH           Sole                   243,804
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PUBLIC SERVICE ENTERPRISE GP   COM      744573106     8,513     260,909   SH           Sole                   260,909
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SCANA CORP                     COM      80589M102     6,993     215,362   SH           Sole                   215,362
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SEMPRA ENERGY                  COM      816851109    13,465     271,300   SH           Sole                   271,300
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SHORT SANDP500 PROSHARES US    COM      74347R503     3,667      55,800   SH           Sole                    55,800
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SPECTRA ENERGY CORP            COM      847560109     8,519     503,501   SH           Sole                   503,501
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SOUTH JERSEY INDUSTRIES        COM      838518108     3,227      92,498   SH           Sole                    92,498
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SOUTHERN CO                    COM      842587107    22,547     723,600   SH           Sole                   723,600
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SOUTHERN UNION CO              COM      844030106     5,004     272,100   SH           Sole                   272,100
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WGL HOLDINGS                   COM      92924F106     7,091     221,457   SH           Sole                   221,457
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WILLIAMS COS INC               COM      969457100    13,785     883,072   SH           Sole                   883,072
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
VECTREN CORPORATION            COM      92240G101     5,492     234,406   SH           Sole                   234,406
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
XCEL ENERGY INC                COM      98389B100     9,080     493,184   SH           Sole                   493,184
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
XLU P23                        SBI
9-SEPTEMBER-2009               INT-
(X100)                         UTILS    81369Y886       574     10,438    SH           Sole                    10,438
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
YINGLI GREEN ENERGY
HOLD-ADR (US*)                 ADR      98584B103     8,175     603,328   SH           Sole                   603,328
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----